Asset Retirement Obligation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation.
Beginning balance	¥ 310,929	¥ 298,994
Liabilities incurred	34,160	2,150
Liabilities settled	(3,838)	(14,639)
Accretion expense	3,095	24,424
Ending balance	¥ 344,346	¥ 310,929